UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22474

NB Private Markets Fund II (TE) LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street, 49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Patrick Deaton, Chief Operating Officer

Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104

(Name and address of agent for service)

Registrant’s telephone number, including area code:      1 (212) 476-8800

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

(a)

NB Private Markets Fund II (TE) LLC

Consolidated Financial Statements

(Unaudited)

For the six months ended September 30, 2023

NB Private Markets Fund II (TE) LLC

For the six months ended September 30, 2023

Index	Page No.

FINANCIAL INFORMATION (Unaudited)

NB Private Markets Fund II (TE) LLC

Consolidated Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of September 30, 2023 (Unaudited)

Assets

Investment in the Company, at fair value	$31,515
Investment in Money Market Fund	1,100,406
Interest receivable	4,708
Prepaid legal fees	688

Total Assets	$1,137,317

Liabilities

Administration service fees payable	$12,000
Due to Affiliate	313
Other payables	1,223

Total Liabilities	$13,536

Commitments and contingencies (See Note 4)

Members’ Equity - Net Assets	$1,123,781

Units of Membership Interests outstanding (unlimited units authorized)	63,528.27
Net Asset Value Per Unit	$17.69

The accompanying notes and attached financial statements of NB Private Markets Fund II (Master) LLC are an integral part of these consolidated financial statements.

1

NB Private Markets Fund II (TE) LLC

Consolidated Statement of Operations

For the six months ended September 30, 2023 (Unaudited)

Net Investment Loss Allocated from the Company:

Interest income	$12,974
Expenses	(41,758)

Total Net Investment Loss Allocated from the Company	(28,784)

Fund Income:

Interest income	27,759

Total Fund Income	27,759

Fund Expenses:

Administration service fees	24,000
Custody fees	7,391
Other expenses	4,829

Total Fund Expenses	36,220

Tax expense (benefit)	69,661

Total Fund Expenses, net of taxes	105,881

Net Investment Loss	(106,906)

Net Realized and Change in Unrealized Loss on Investment in the Company (Note 2)
Net realized loss on investment	(1,075,172)
Net change in unrealized depreciation on investment in the Company	1,075,172

Net Realized and Change in Unrealized Loss on Investment in the Company	-

Net Decrease in Members’ Equity – Net Assets Resulting from Operations	$(106,906)

The accompanying notes and attached financial statements of NB Private Markets Fund II (Master) LLC are an integral part of these consolidated financial statements.

2

NB Private Markets Fund II (TE) LLC

Consolidated Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2023 (Audited)

	Members' Equity	Investment Adviser	Total
Members' committed capital	$89,698,990	$-	$89,698,990

Members' equity at April 1, 2022	$3,572,075	$188,004	$3,760,079
Distributions to Members	(2,130,351)	(112,124)	(2,242,475)
Net investment loss	(31,244)	-	(31,244)
Net realized gain on investment in the Company	39,134	-	39,134
Net change in unrealized depreciation on investment in the Company	(294,807)	-	(294,807)
Net change in incentive carried interest	14,345	(14,345)	-
Members' equity at March 31, 2023	$1,169,152	$61,535	$1,230,687

For the six months ended September 30, 2023 (Unaudited)

	Members' Equity	Investment Adviser	Total
Members' committed capital	$89,698,990	$-	$89,698,990

Members' equity at April 1, 2023	$1,169,152	$61,535	$1,230,687
Net investment loss	(106,906)	-	(106,906)
Net realized loss on investment in the Company	(1,075,172)	-	(1,075,172)
Net change in unrealized depreciation on investment in the Company	1,075,172	-	1,075,172
Net change in incentive carried interest	5,346	(5,346)	-
Members' equity at September 30, 2023	$1,067,592	$56,189	$1,123,781

The accompanying notes and attached financial statements of NB Private Markets Fund II (Master) LLC are an integral part of these consolidated financial statements.

3

NB Private Markets Fund II (TE) LLC

Consolidated Statement of Cash Flows

For the six months ended September 30, 2023 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Members’ Equity – Net Assets resulting from operations	$(106,906)
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Distributions from the Company	69,661
Total net investment loss allocated from the Company	28,784
Net purchases and sales of short term investments	16,629
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	(431)
(Increase) decrease in prepaid legal fees	1,377
Increase (decrease) in due to Affiliate	313
Increase (decrease) in other payables	(27)
Increase (decrease) in professional fees payable	(9,400)

Net cash provided by (used in) operating activities	-

Net change in cash and cash equivalents	-
Cash and cash equivalents at beginning of the period	-

Cash and cash equivalents at end of the period	$-

Noncash activities
Distribution received from the Company for taxes paid and/or accrued by the Company on behalf of the TE Fund.	$69,661

The accompanying notes and attached financial statements of NB Private Markets Fund II (Master) LLC are an integral part of these consolidated financial statements.

4

NB Private Markets Fund II (TE) LLC

Consolidated Financial Highlights

	For the six months ended September 30, 2023 (Unaudited)	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2020	For the year ended March 31, 2019
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$19.37	$59.19	$1,218.59	$936.52	$1,187.96	$1,239.89
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(1.68)	(0.50)	(31.91)	(17.04)	(28.97)	(27.82)
Net realized and change in unrealized gain (loss) on investment in the Company	-	(4.02)	164.45	535.61	(0.09)	155.92
Net increase (decrease) in net assets resulting from operations	(1.68)	(4.52)	132.54	518.57	135.60	128.10

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	-	(35.30)	(1,291.94)	(236.50)	(222.38)	(180.03)
NET ASSET VALUE, END OF PERIOD	$17.69	$19.37	$59.19	$1,218.59	$936.52	$1,187.96
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	(8.69)%	(14.07)%	7.87%	58.50%	(3.70)%	10.61%

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net Assets, end of period in thousands (000's)	$1,124	$1,231	$3,760	$77,415	$59,495	$75,469
Ratios to Average Members' Equity - Net Assets: (4) (5)
Expenses excluding incentive carried interest (6)	24.18%	4.25%	3.25%	1.71%	2.70%	2.40%
Net change in incentive carried interest	(0.44)%	(0.75)%	0.67%	2.45%	(0.13)%	0.52%
Expenses including incentive carried interest	23.74%	3.50%	3.92%	4.16%	2.57%	2.92%
Net investment loss excluding incentive carried interest	(17.51)%	(1.64)%	(3.25)%	(1.71)%	(2.57)%	(2.27)%

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest (7)	13.36%	13.38%	13.43%	13.28%	9.56%	11.23%
Internal Rate of Return after incentive carried interest (7)	13.04%	13.05%	13.10%	12.93%	9.32%	10.94%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the TE Fund during the period and assumes distributions, if any, were reinvested. The TE Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total return and the ratios to average members' equity - net assets is calculated for the TE Fund taken as a whole. The total return does not reflect the impact of incentive carried interest; refer to the Internal Rates of Return for the impact of incentive carried interest.
(4)	Ratios include expenses allocated from the Company.
(5)	For the six months ended September 30, 2023, the ratios are annualized.
(6)	For the year ended March 31, 2023, the ratio is inclusive of the current year tax expense (benefit). Excluding this tax expense (benefit), the ratio would be 13.99%.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets before and after incentive carried interest at the end of the period as of each measurement date.

The accompanying notes and attached financial statements of NB Private Markets Fund II (Master) LLC are an integral part of these consolidated financial statements.

5

NB Private Markets Fund II (TE) LLC

Notes to the Consolidated Financial Statements

September 30, 2023 (Unaudited)

1. Organization

NB Private Markets Fund II (TE) LLC (the “TE Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The TE Fund was organized as a Delaware limited liability company on September 8, 2010. The TE Fund commenced operations on January 1, 2012. The duration of the TE Fund is ten years from the final subscription closing date (the “Final Closing”), which occurred on July 1, 2012, subject to two two-year extensions which may be approved by the Board of Managers of the TE Fund (the “Board” or the “Board of Managers”). Thereafter, the term of the TE Fund may be extended by consent of majority-in-interest of its Members as defined in the TE Fund’s limited liability company agreement (the “LLC Agreement”). On June 30 2022, the Board approved an extension of the TE Fund's term by two years, to July 1, 2024. Effective as of September 30, 2023, the Company has transferred its sole remaining asset and has begun the wind down and dissolution process which is expected to culminate in the fourth quarter of 2023.

The TE Fund’s investment objective is to provide attractive long-term returns. The TE Fund pursues its investment objective by investing substantially all of its assets in NB Private Markets Fund II (Master) LLC (the “Company”), through its consolidated subsidiary, NB Private Markets Fund II (Offshore) LDC, a Cayman Islands limited duration company (the “Offshore Fund”). The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts (the “Portfolio Funds”). Neither the Company, the TE Fund, nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company or the TE Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

The financial statements of the Company, including the Company’s Schedule of Investments, are attached to this report and should be read in conjunction with the TE Fund's consolidated financial statements. The percentage of the Company’s members’ contributed capital owned by the TE Fund at September 30, 2023 was approximately 59.82%.

The Board has overall responsibility to manage and supervise the operations of the TE Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operations of the TE Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TE Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser” and together with NBIA, the “Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

6

NB Private Markets Fund II (TE) LLC

Notes to the Consolidated Financial Statements

September 30, 2023 (Unaudited)

2. Significant Accounting Policies

The TE Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services –Investment Companies. The following is a summary of significant accounting policies followed by the TE Fund in the preparation of its consolidated financial statements.

A. Basis of Accounting and Consolidation

The TE Fund’s policy is to prepare its consolidated financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the TE Fund are maintained in U.S. dollars.

At September 30, 2023, the percentage of the Offshore Fund’s shareholders’ capital owned by the TE Fund was 100%.  The financial position and results of operations of the Offshore Fund have been consolidated in these consolidated financial statements.  All intercompany transactions (consisting of capital contributions and distributions) have been eliminated.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of these consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The value of the TE Fund’s investment in the Company reflects the TE Fund’s proportionate interest in the total members’ contributed capital of the Company at September 30, 2023. Valuation of the investments held by the Company is discussed in Note 2 of the Company’s financial statements, attached to these consolidated financial statements.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the TE Fund’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2023, the TE Fund held $1,100,406 in an overnight sweep that is deposited into a money market account.

Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations or Federal Deposit Insurance Corporation limitations.

7

NB Private Markets Fund II (TE) LLC

Notes to the Consolidated Financial Statements

September 30, 2023 (Unaudited)

E. Investment Gains and Losses

The TE Fund records its share of the Company’s investment income, expenses, and realized and unrealized gains and losses in proportion to the TE Fund’s aggregate commitment to the Company. The Company's income and expense recognition policies are discussed in Note 2 of the Company's financial statements, attached to these consolidated financial statements.

F. Income Taxes

The TE Fund is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members. The TE Fund has a tax year end of December 31.

The Offshore Fund is treated as a corporation for tax reporting. The Offshore Fund has a tax year end of December 31. The Offshore Fund is subject to U.S. federal, state and local income taxes. As of September 30, 2023, the Offshore Fund recorded a total deferred tax payable of $0 and a current tax payable of $0.

Differences arise in the computation of Members’ equity for financial reporting in accordance with GAAP and Members’ equity for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the TE Fund’s investment in the Company for federal income tax purposes is based on amounts reported to the TE Fund on Schedule K-1 from the Company. As of September 30, 2023, the TE Fund had not received information to determine the tax cost of the Company. Based on the amounts reported to the TE Fund on Schedule K-1 as of December 31, 2022, and after adjustment for purchases and sales between December 31, 2022 and September 30, 2023, the estimated cost of the TE Fund’s investment in the Company at September 30, 2023, for federal income tax purposes aggregated $0. The net and gross unrealized depreciation for federal income tax purposes on the TE Fund’s investment in the Company was estimated to be $0.

The TE Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TE Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2022, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations which is from the year 2019 forward (with limited exceptions). The Financial Accounting Standards Board (“FASB”) ASC 740-10 Income Taxes requires the Adviser to determine whether a tax position of the TE Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in these consolidated financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Adviser has reviewed the TE Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the TE Fund’s financial statements for the six months ended September 30, 2023. The TE Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Consolidated Statement of Operations. During the six months ended September 30, 2023, the TE Fund did not incur any interest or penalties.

8

NB Private Markets Fund II (TE) LLC

Notes to the Consolidated Financial Statements

September 30, 2023 (Unaudited)

G. Restrictions on Transfers

Interests of the TE Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board, which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fund Expenses

The TE Fund bears its own expenses and indirectly bears a pro rata portion of the Company’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Management Fees (as defined herein); Independent Managers’ fees (as defined herein); legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; and registration expenses.

3. Advisory Fee, Management Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Registered Investment Adviser provides certain management and administrative services to the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration of the advisory and other services provided by the Registered Investment Adviser, the Company pays the Registered Investment Adviser an investment advisory fee (the “Advisory Fee”) quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the “Underlying Commitments”) entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. Effective December 31, 2021, in anticipation of the Investment Sale, the Company ceased incurring Advisory Fees.

In consideration for the services provided under the Management Agreement, the TE Fund pays the Registered Investment Adviser a management fee (the “Management Fee”) quarterly in arrears at the annual rate of 0.50% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the Underlying Commitments attributable to the TE Fund (based on the TE Fund’s commitments to the Company relative to those of the Feeder Funds invested in the Company) and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the TE Fund. Effective December 31, 2021, the TE Fund ceased incurring Management Fees in anticipation of the sale of substantially all of the non-cash assets of the Company pursuant to a Purchase and Sale Agreement dated December 14, 2021.

9

NB Private Markets Fund II (TE) LLC

Notes to the Consolidated Financial Statements

September 30, 2023 (Unaudited)

The Registered Investment Adviser has voluntarily reduced its Advisory Fee and/or Management Fee to the extent necessary to ensure that the combined Advisory Fee and Management Fee paid does not exceed the amount that would have been paid using the annual rate of 1.5% of total commitments from Members, measured over the life of the TE Fund. Any such fee reduction will not, however, impact the Registered Investment Adviser’s right to receive Incentive Carried Interest, if any.

Pursuant to an Administrative and Accounting Services Agreement, the TE Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation, and investor services to the TE Fund. In consideration for these services, the TE Fund pays the Administrator a fixed fee of $9,500 per calendar quarter, plus an additional $10,000 annually for tax compliance services. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the TE Fund. For the six months ended September 30, 2023, the TE Fund incurred administration service fees totaling $24,000.

The Board consists of six managers, each of whom is not an "interested person” of the TE Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2023, the Company incurred $18,750 in Independent Managers’ fees, of which $11,216 was allocated to the TE Fund.

As of September 30, 2023, three persons had ownership of approximately 13.79%, 10.03%, and 5.02% of the TE Fund’s total commitments and are treated as “affiliated persons”, as defined in the Investment Company Act (the “Affiliated Persons”). The affiliation between the Affiliated Persons and the TE Fund is based solely on the commitments made and percentage ownership.

4. Capital Commitments from Members

At September 30, 2023, capital commitments from Members totaled $89,698,990. Capital contributions received by the TE Fund with regard to satisfying Member commitments totaled $61,892,303, which represents approximately 69% of committed capital at September 30, 2023.

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. For the six months ended September 30, 2023, the TE Fund did not issue any units.

The net profits or net losses of the TE Fund are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions as outlined below.

Distributions will be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement. As of September 30, 2023, the TE Fund had distributed $141,275,910 of which $7,175,919 is recallable. Distributions from the TE Fund are made in the following priority:

10

NB Private Markets Fund II (TE) LLC

Notes to the Consolidated Financial Statements

September 30, 2023 (Unaudited)

(a)	First, to Members of the TE Fund until they have received a 125% return of all drawn commitments; and

(b)	Then, a 95% - 5% split between Members and the Registered Investment Adviser, respectively.

Incentive Carried Interest is accrued based on the net asset value of the TE Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Consolidated Statement of Changes in Members’ Equity – Net Assets discloses the amount payable and paid to the Registered Investment Adviser in the period in which it occurs. At September 30, 2023, the cumulative Incentive Carried Interest was $3,251,716 , of which cumulative distributions of $3,195,527 had been made to the Registered Investment Adviser.

5. Indemnifications

In the normal course of business, the TE Fund enters into contracts that provide general indemnifications. The TE Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TE Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

6. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner, if at all. The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

11

NB Private Markets Fund II (TE) LLC

Notes to the Consolidated Financial Statements

September 30, 2023 (Unaudited)

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the TE Fund, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

7. Subsequent Events

On October 6, 2023, the TE Fund distributed its remaining capital to Members pro rata in accordance with the governing documents. The final distribution amount was $1,524,651.

On October 16, 2023, the TE Fund filed an application for deregistration under Section 8(f) of the Investment Company Act seeking an order declaring that it has ceased to be an investment company.

On October 18, 2023, the Board approved the termination of the TE Fund and authorized and directed the TE Fund's officers to take such actions as they deem necessary and appropriate, in consultation with counsel, to terminate the TE Fund.

The TE Fund has evaluated all events subsequent to September 30, 2023, through the date these financial statements were available to be issued and has determined that there were no other subsequent events that require disclosure.

12

NB Private Markets Fund II (TE) LLC

Supplemental Information

September 30, 2023 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the TE Fund’s policies and procedures used to determine how to vote proxies relating to the TE Fund’s portfolio securities, as well as information regarding proxy votes cast by the TE Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the TE Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TE Fund did not receive any proxy solicitations during the six months ended September 30, 2023.

The TE Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each year on Form N-PORT. The TE Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

13

NB Private Markets Fund II (Master) LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2023

NB Private Markets Fund II (Master) LLC

For the six months ended September 30, 2023

Index	Page No.

NB Private Markets Fund II (Master) LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of September 30, 2023 (Unaudited)

Assets

Investments, at fair value (cost $880,576)	$880,576
Prepaid insurance	4,433
Interest receivable	3,282

Total Assets	$888,291

Liabilities

Administration service fees payable	$19,750
Due to Affiliate	5,465
Other payables	612

Total Liabilities	$25,827

Commitments and contingencies (See Note 5)

Total Members’ Equity - Net Assets	$862,464

Units of Membership Interests outstanding (unlimited units authorized)	66,271.05
Net Asset Value Per Unit	$13.01

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund II (Master) LLC

Schedule of Investments

As of September 30, 2023 (Unaudited)

Portfolio Funds (A)	Cost	Fair Value
Money Market Fund (102.10%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio	$880,576	$880,576
	880,576	880,576

Total Investments in Portfolio Funds (cost $880,576) (102.10%)		880,576
Other Assets & Liabilities (Net) (-2.10%)		(18,112)
Members' Equity - Net Assets (100.00%)		$862,464

(A)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund II (Master) LLC

Statement of Operations

For the six months ended September 30, 2023 (Unaudited)

Investment Income:

Interest income	$21,688

Total Investment Income	21,688

Operating Expenses:

Administration service fees	39,500
Independent Managers' fees	18,750
Insurance expense	3,391
Legal fees	1,880
Other expenses	6,284

Total Operating Expenses	69,805

Net Investment Loss	(48,117)

Net Realized and Change in Unrealized Loss on Investments (Note 2)
Net realized loss on investments	(1,797,337)
Net change in unrealized appreciation on investments	1,797,337

Net Realized and Change in Unrealized Loss on Investments	-

Net Decrease in Members’ Equity – Net Assets Resulting from Operations	$(48,117)

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund II (Master) LLC

Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2023 (Audited)

Total Members
Members' committed capital	$149,947,465

Members' equity at April 1, 2022	$5,617,345
Capital distributions	(3,930,077)
Net investment loss	(279,621)
Net realized gain on investments	65,419
Net change in unrealized depreciation on investments	(492,824)
Members' equity at March 31, 2023	$980,242

For the six months ended September 30, 2023 (Unaudited)

Total Members
Members' committed capital	$149,947,465

Members' equity at April 1, 2023	$980,242
Capital distributions	(69,661)
Net investment loss	(48,117)
Net realized loss on investments	(1,797,337)
Net change in unrealized depreciation on investments	1,797,337
Members' equity at September 30, 2023	$862,464

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund II (Master) LLC

Statement of Cash Flows

For the six months ended September 30, 2023 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Members’ Equity – Net Assets resulting from operations	$(48,117)
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash provided by operating activities:
Proceeds received from investments in Portfolio Funds	163,636
Net purchases and sales of short term investments	43,373
Net realized loss on investments	1,797,337
Net change in unrealized depreciation on investments	(1,797,337)
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	253
(Increase) decrease in prepaid insurance	(1,695)
Increase (decrease) in due to Affiliate	5,465
Increase (decrease) in legal fees payable	(68,254)
Increase (decrease) in professional fees payable	(25,000)

Net cash provided by (used in) operating activities	69,661

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions to Members	(69,661)

Net cash provided by (used in) financing activities	(69,661)

Net change in cash and cash equivalents	-
Cash and cash equivalents at beginning of the period	-

Cash and cash equivalents at end of the period	$-

Distribution of $69,661 made to the TE Fund for taxes paid and/or accrued on behalf of the TE Fund.

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund II (Master) LLC

Financial Highlights

	For the six months ended September 30, 2023 (Unaudited)	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2020	For the year ended March 31, 2019
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$14.79	$84.76	$1,948.58	$1,506.55	$1,896.62	$1,978.16
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.73)	(4.22)	(32.68)	(23.24)	(23.57)	(25.43)
Net realized and unrealized gain (loss) on investments	-	(6.45)	263.52	858.31	(0.14)	249.85
Net increase (decrease) in net assets resulting from operations	(0.73)	(10.67)	230.84	835.07	(23.71)	224.42

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(1.05)	(59.30)	(2,094.66)	(393.04)	(366.36)	(305.96)
NET ASSET VALUE, END OF PERIOD	$13.01	$14.79	$84.76	$1,948.58	$1,506.55	$1,896.62
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	(4.91)%	(36.87)%	9.05%	59.02%	(2.40)%	11.72%

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net Assets, end of period in thousands (000's)	$862	$980	$5,617	$129,134	$99,841	$125,691
Ratios to Average Members' Equity - Net Assets: (4) (5)
Expenses	14.40%	12.81%	2.10%	1.45%	1.43%	1.41%
Net investment loss	(9.87)%	(11.40)%	(2.10)%	(1.45)%	(1.31)%	(1.30)%
Portfolio Turnover Rate (6)	0.00%	0.00%	1.05%	1.84%	3.63%	3.09%

INTERNAL RATES OF RETURN:
Internal Rate of Return (7)	14.78%	14.78%	14.84%	14.68%	11.12%	12.79%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the period and assumes distributions, if any, were reinvested. The Company's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total return and the ratios to average members' equity - net assets is calculated for the Company taken as a whole.
(4)	Ratios do not reflect the Company's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(5)	For the six months ended September 30, 2023, the ratios are annualized.
(6)	Lower of proceeds received from sales or cost of purchases from investments are included in the portfolio turnover rate.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date.

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund II (Master) LLC

Notes to the Financial Statements

September 30, 2023 (Unaudited)

1. Organization

NB Private Markets Fund II (Master) LLC (the “Company”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on September 8, 2010. The Company commenced operations on August 10, 2011. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), which occurred on July 1, 2012, subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by consent of a majority-in-interest of its Members as defined in the Company’s limited liability company agreement (the “LLC Agreement”). On June 30 2022, the Board approved an extension of the Company's term by two years, to July 1, 2024.

The Company’s investment objective is to provide attractive long-term returns. The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts pursuing investment strategies in buyout/growth, venture capital, and special situations (distressed debt, mezzanine, natural resources, opportunistic, real estate, royalties, and other private equity strategies perceived to be attractive by the Registered Investment Adviser) (collectively, the "Portfolio Funds"). Neither the Company nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Private Markets Fund II (TI) LLC (the “TI Fund”) and NB Private Markets Fund II (TE) LLC (the “TE Fund”), each a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company, and NB Private Markets Fund II (Offshore) LDC, a Cayman Islands limited duration company (the “Offshore Fund,” and together with the TI Fund and the TE Fund, the “Feeder Funds”), pursue their investment objectives by investing substantially all of their assets in the Company.  The percentage of the Offshore Fund's shareholders’ capital owned by the TE Fund is 100%. The financial position and results of operations of the Offshore Fund have been consolidated within the TE Fund's consolidated financial statements. The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

The Board has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser” and together with NBIA, the “Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

NB Private Markets Fund II (Master) LLC

Notes to the Financial Statements

September 30, 2023 (Unaudited)

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of September 30, 2023, the TI Fund’s and the TE Fund’s ownership of the Company’s Members’ contributed capital was 40.18% and 59.82%, respectively, with a NB affiliate’s (who is also a Member of the Company) percentage ownership of the Company’s Members’ contributed capital being insignificant.

Unless further extended by the Board or the Members as permitted by the LLC Agreement, the term of the Company will expire on July 1, 2024. On December 14, 2021, the Company entered into a Purchase and Sale Agreement (the “Purchase Agreement”) pursuant to which the Company agreed to sell substantially all of its non-cash assets (“Investment Sale”). Effective as of September 30, 2023, the Company has transferred its sole remaining asset and has begun the wind down and dissolution process which is expected to culminate in the fourth quarter of 2023.

2. Significant Accounting Policies

The Company meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

A. Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Company are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Company computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments. In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act, which establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. Effective as of the compliance date of September 8, 2022, the Board approved changes to the Procedures to comply with Rule 2a-5 and designated NBIA as the Company’s valuation designee (as defined in the rule). The valuation designee, with assistance from NBAA, is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board.

NB Private Markets Fund II (Master) LLC

Notes to the Financial Statements

September 30, 2023 (Unaudited)

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”), permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10 Fair Value Measurements establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

NB Private Markets Fund II (Master) LLC

Notes to the Financial Statements

September 30, 2023 (Unaudited)

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Members’ Equity - Net Assets by level within the valuation hierarchy as of September 30, 2023.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Money Market Fund	$880,576	$-	$-	$-	$880,576
Totals	$880,576	$-	$-	$-	$880,576

The remaining Portfolio Fund owned by the Company was sold during the six months ended September 30, 2023.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Company’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2023, the Company held $880,576 in an overnight sweep that is deposited into a money market account.

Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations or Federal Deposit Insurance Corporation limitations.

E. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company recognizes within the Statement of Operations its share of realized gains or (losses), and the Company’s change in net unrealized appreciation/(depreciation) and the Company’s share of net investment loss based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Change in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

NB Private Markets Fund II (Master) LLC

Notes to the Financial Statements

September 30, 2023 (Unaudited)

The Portfolio Funds may make in-kind distributions to the Company and, particularly in the event of the dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

F. Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The Company has a tax year end of December 31.

Differences arise in the computation of Members’ equity for financial reporting in accordance with GAAP and Members’ equity for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of September 30, 2023, the Company had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2022, and after adjustment for purchases and sales between December 31, 2022 and September 30, 2023, the estimated cost of the Portfolio Funds at September 30, 2023, for federal income tax purposes aggregated $0. The net unrealized depreciation for federal income tax purposes was estimated to be $0. The net unrealized depreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $0 and $0, respectively.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2022, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2019 forward (with limited exceptions). FASB ASC 740-10 Income Taxes requires the Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Adviser has reviewed the Company's tax positions for the current tax year and has concluded that no provision for taxes is required in the Company's financial statements for the six months ended September 30, 2023. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2023, the Company did not incur any interest or penalties.

NB Private Markets Fund II (Master) LLC

Notes to the Financial Statements

September 30, 2023 (Unaudited)

G. Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board, which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Company’s Financial Highlights.

I. Company Expenses

The Company bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; cost of insurance; registration expenses; Independent Managers’ fees (as defined herein); and expenses of meetings of the Board.

J. Foreign Currency Translation

The Company has foreign investments which require the Company to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Company does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

3. Advisory Fees, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the TI Fund and the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Registered Investment Adviser an investment advisory fee (the “Advisory Fee”) quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the “Underlying Commitments”) entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. Effective December 31, 2021, in anticipation of the Investment Sale, the Company ceased incurring Advisory Fees.

NB Private Markets Fund II (Master) LLC

Notes to the Financial Statements

September 30, 2023 (Unaudited)

The Registered Investment Adviser has voluntarily reduced its Advisory Fee to the extent necessary to ensure that the Advisory Fee paid does not exceed the amount that would have been paid using the annual rate of 1.5% of total commitments from Members, measured over the life of the Company. Any such fee reduction will not, however, impact the Registered Investment Adviser’s right to receive incentive carried interest, if any.

Pursuant to an Administrative and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation and investor services to the Company. In consideration for these services, the Company pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the Company. For the six months ended September 30, 2023, the Company incurred administration service fees totaling $39,500.

The Board consists of six managers, each of whom is not an "interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2023, the Company incurred $18,750 in Independent Managers’ fees.

4. Capital Commitments from Members

At September 30, 2023, capital commitments from Members totaled $149,947,465. Capital contributions received by the Company with regard to satisfying Member commitments totaled $83,295,817, which represents 55.6% of committed capital at September 30, 2023.

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. For the six months ended September 30, 2023, the Company did not issue any units.

The net profits or net losses of the Company are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Members’ percentage interests, as defined in the LLC Agreement.

NB Private Markets Fund II (Master) LLC

Notes to the Financial Statements

September 30, 2023 (Unaudited)

Distributions will be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement. As of September 30, 2023, the Company had distributed $226,951,524 to the Feeder Funds.

5. Capital Commitments of the Company to Portfolio Funds

As of September 30, 2023, the Company had no remaining capital commitments to the Portfolio Funds and no remaining unfunded commitments to the Portfolio Funds.

6. Description of the Portfolio Funds

Due to the nature of the Portfolio Funds, the Company generally cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Company has no right to demand repayment of its investment in the Portfolio Funds.

There were no Portfolio Funds that represented 5% or more of Members’ Equity – Net Assets of the Company as of September 30, 2023.

7. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

8. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements

NB Private Markets Fund II (Master) LLC

Notes to the Financial Statements

September 30, 2023 (Unaudited)

in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner, if at all. The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

9. Subsequent Events

On October 6, 2023, the Company distributed its remaining capital to Members pro rata in accordance with the governing documents. The final distribution amount was $773,303.

On October 16, 2023, the Company filed an application for deregistration under Section 8(f) of the Investment Company Act seeking an order declaring that it has ceased to be an investment company.

On October 18, 2023, the Board approved the termination of the Company and authorized and directed the Company's officers to take such actions as they deem necessary and appropriate, in consultation with counsel, to terminate the Company.

The Company has evaluated all events subsequent to September 30, 2023, through the date these financial statements were available to be issued and has determined that there were no other subsequent events that require disclosure.

NB Private Markets Fund II (Master) LLC

Supplemental Information

September 30, 2023 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the six months ended September 30, 2023.

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each year on Form N-PORT. The Company’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Private Markets Fund II (Master) LLC

Advisory and Sub-Advisory Agreement Approval

September 30, 2023 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

The Board of NB Private Markets Fund II (Master) LLC (the “Master Fund”) considered the approval of the Investment Advisory Agreement between the Master Fund and NBIA, the Management Agreements between each of the Feeder Funds and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NBAA (NBIA and NBAA together, "Neuberger Berman"), at an executive session of the Independent Managers held on July 17, 2023 and a Board meeting held on July 19, 2023. The Board is comprised solely of Independent Managers, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement, Management Agreements and the Sub-Advisory Agreement (together, the "Agreements"), the Independent Managers were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA's financial condition. The Board's counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA's financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the "Sub-Advisory Fee"), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Master Fund reflects the economies of scale for the benefit of the members of the Master Fund, noting that economies of scale are realized when a fund's assets increase significantly and that the Master Fund did not have increasing assets. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including the fees payable by each Feeder Fund to NBIA under Management Agreements between each Feeder Fund and NBIA. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Master Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Master Fund. The Board also noted that Neuberger Berman was voluntarily waiving the Advisory Fee for the Master Fund for the duration of the Master Fund's term, as the Master Fund had sold substantially all of its assets and was in the process of dissolution. The Board concluded that the Advisory Fee and Sub-Advisory Fee were reasonable.

NB Private Markets Fund II (Master) LLC

Advisory and Sub-Advisory Agreement Approval

September 30, 2023 (Unaudited)

The Board discussed and reviewed the nature, extent and quality of services rendered to the Master Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operational support, which support the services provided to the Master Fund. The Board also considered Neuberger Berman's extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Master Fund, including their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they would be able to devote to the Master Fund's affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Master Fund. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the portfolio management team.

The Board discussed Neuberger Berman's profitability and, after reviewing this information, and other information discussed at the meetings, determined that the profitability relating to the Master Fund was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Master Fund and Neuberger Berman's service levels, the current profitability of Neuberger Berman resulting from its relationship to the Master Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of the Fund. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board's conclusions may be based, in part, on their consideration of the Fund's arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the six months ended September 30, 2023.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the six months ended September 30, 2023.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Private Markets Fund II (TE) LLC

By:	/s/ Patrick Deaton
Patrick Deaton
Chief Operating Officer

Date: December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Deaton
Patrick Deaton
Chief Operating Officer
(Principal Executive Officer)

Date: December 8, 2023

By:	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)

Date: December 8, 2023